SCHEDULE OF LEASE COSTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Operating lease costs	$ 986,500	$ 1,054,688	$ 3,877,048	$ 4,056,387
Short-term lease costs	40,341	79,114	286,009	757,457
Total lease costs	1,039,137	1,133,802	$ 4,163,057	$ 4,813,844
Amortization of finance lease right-of-use assets	10,050
Interest on finance lease liabilities	2,246
Total finance lease costs	$ 12,296